Litigations and unrecognized contractual commitments	6 Months Ended
Jun. 30, 2020
Litigations and unrecognized contractual commitments [abstract]
Litigations and unrecognized contractual commitments

Note 13   Litigations and unrecognized contractual commitments

13.1    Litigations

As of June 30, 2020, the provisions for risks recorded by the Group for all disputes in which the Group is involved (with the exception of liabilities relating to disputes between Orange and the tax or social administrations in relation to operational or income taxes or social contributions, which are recognized in the corresponding items of the balance sheet) amounted to 569 million euros compared with 643 million euros as of December 31, 2019. Orange believes that the disclosure of provisions that may be recorded on a case-by-case basis could seriously harm its position.

This note describes the new proceedings and developments in existing litigations having occurred since the publication of the consolidated financial statements for the year ended December 31, 2019.

−   On June 17, 2020, the Paris Court of Appeal overturned the discounting method applied to the damages set forth in the judgment rendered by the Paris Commercial Court on December 18, 2017, which ordered Orange to pay to Digicel 180 million euros in principal. This amount (including the overturned discounted amount) had been escrowed (see Note 9.6) pending the decision of the Paris Commercial Court on the merits of the dispute, and is presently challenged regarding the amount of the cash out which Orange considers being a maximum of 224 million euros based on the Court of appeal decision. Orange has re-assessed the risk taking into account the evolution of the procedure and intends to appeal to the French Supreme Court.

−   Regarding the ongoing proceedings in the “Enterprise” market segment between SFR, BT Group, Celeste, Adista and Orange, BT Group withdrew its legal action before the Paris Commercial Court for indemnification of the damages suffered. Other proceedings are still ongoing.

−   A number of shareholder disputes are ongoing between the joint venture company made up of Agility and Orange, on the one hand, and its Iraqi co-shareholder in the share capital of Iraqi operator Korek Telecom on the other hand. These disputes, which relate to various breaches of contractual documents, are the subject of preliminary procedures and arbitrational and judicial litigation in various countries. Moreover, on March 19, 2019, following an administrative decree adopted by the Ministry of Industry and Trade, the Directorate of Companies in Erbil enforced the decision made by the Iraqi regulatory authority (CMC) in 2014 to cancel the partnership of March 2011 between the telco operator Korek Telecom, Agility and Orange. Consequently, the return of the shares in Korek Telecom to the original shareholders was forced without compensation. Orange, which believes that it was unlawfully expropriated of its investment, addressed on March 24, 2019, a notice of dispute to the Republic of Iraq based on the bilateral investment treaty between the French Republic and the Republic of Iraq, and is pursuing amicable discussions with the Iraqi State with a view to trying to reach an amicable agreement. Orange has taken all necessary steps to be able to file a request for arbitration with the International Centre for Settlement of Investment Disputes should these discussions not be concluded rapidly.

−   In Jordan, Zain, a telecom operator, brought an action against Jordan Telecommunications Company (Orange Jordan) for failure to open geographical numbers assigned by the Jordanian regulator. Zain has estimated its damages at 250 million Jordanian dinars (around 314 million euros). An arbitration proceeding is pending. Orange Jordan believes that the amount of the claim is not justified.

−   The Evaluation and Compensation Committee established by Orange as part of the so-called France Telecom employee-related crisis trial in order to analyze the individual requests received from natural persons who worked with the company between 2007 and 2010 and their beneficiaries, extended the filing period until the end of September in order to be able to process the requests until the end of December 2020. This Committee continues to analyze and process the requests received. At the beginning of July 2020, around 740 individual requests have been received, of which approximately 220 have been closed subsequent to an agreement.

Apart from the proceedings mentioned above, there are no other administrative, legal or arbitration proceedings (whether pending, suspended or threatened) of which Orange is aware, either new or having evolved since the publication of the consolidated financial statements for the year ended December 31, 2019, which have had over the period, or which may have, a material impact on the Group’s financial position or profitability.

13.2    Unrecognized contractual commitments

During the first half of 2020, no other major event has impacted the unrecognized contractual commitments described in the 2019 consolidated financial statements.